U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 24F - 2
                         Annual Filing under Rule 24f-2
                      of the Investment Company Act of 1940


             Read instructions at end of Form before preparing Form.
                              Please print or type.
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       1.     Name and address of issuer:           The Glenmede Fund, Inc.
                                                    One South Street
                                                    Baltimore, MD  21202

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       2.     Name of each series or class of funds for which this notice is filed:
              Government Cash Portfolio                             Large Capitalization Equity Portfolio
              Tax-Exempt Cash Portfolio                             International Portfolio
              Core Fixed Income Portfolio                           Institutional International Portfolio
              Equity Portfolio                                      International Fixed Income Portfolio
              Small Capitalization Equity Portfolio                 Emerging Markets Portfolio
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       3.     Investment Company Act File Number:                   811 - 5577

              Securities Act File Number:                           33 - 22884

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       4 (a). Last day of fiscal year for which this notice is filed:               October 31, 1997

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       4 (b). Check box if this notice is being filed late (i.e., more than 90 days after the end of
              the issuer's fiscal year).                                                                       [ ]

         Note:  If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.
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       4 (c). Check box if this is the last time the issuer will be filing this Form.                          [ ]

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       5.     Calculation of registration fee:

              (i)    Aggregate sale price of securities sold during the fiscal
                     year pursuant to section 24(f):                                                     $5,477,944,194
                                                                                                        ---------------

              (ii)   Aggregate price of securities redeemed or repurchased
                     during the fiscal year:                                           $4,954,979,544
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              (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
                     October 11, 1995 that were not previously used to reduce
                     registration fees payable to the Commission:                      $            0
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              (iv)   Total available redemption credits (add items 5(ii) and 5(iii):                    -$4,954,979,544
                                                                                                        ---------------

              (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
                     (subtract Item 5(iv) from Item 5(i)):                                               $  522,964,650
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              (vi)   Redemption credits available for use in future years              $            0
                                                                                       --------------
                     -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)
                     from Item 5(i)]
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              (vii)  Multiplier for determining registration fee (See Instruction C.9):                 x      0.000295
                                                                                                        ---------------

              (viii) Fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):           $   154,274.57
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       6.     Prepaid Shares

              If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before (effective date of rescission of rule
              24e-2), then report the amount of securities (number of shares or other units) deducted here: ________.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:  __________.

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       7.     Interest due - if this Form is being filed more than 90 days after the end of the issuer's
              fiscal year (see instruction D):                                                             +$         0.00
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       8.     Total of the amount of the registration fee due plus any interest due [line 5(viii)
              plus line 7]:                                                                                =$   154,274.57
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       9.     Date the registration fee and any interest payment was sent to the Commission's lockbox depository: December 31, 1997

                                                    Method of delivery:
                                                                                          Wire transfer  [ X ]

                                                                                    Mail or other means  [   ]

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                                             SIGNATURES

       This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By  (Signature and Title) * /s/ Joseph A. Finelli
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                             Joseph A. Finelli, Treasurer
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 Date December 31, 1997
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 *Please print the name and title of the signing officer below the signature.

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